Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 129,328	$ 50,426	$ 37,763	$ 45,761
Trade & other receivables	1,574	4,060
Financial assets at fair value through other comprehensive income	1,871	2,317
Other non-current assets	3,311	3,324
Financial assets, Total	136,084	60,127
Trade and other payables	24,972	13,060
Borrowings	89,478	81,286
Contingent consideration	45,166	47,534
Financial liabilities, Total	159,616	141,880
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	24,972	13,060
Borrowings	89,478	81,286
Financial liabilities, Total	114,450	94,346
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	45,166	47,534
Financial liabilities, Total	45,166	47,534
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	129,328	50,426
Trade & other receivables	1,574	4,060
Other non-current assets	3,311	3,324
Financial assets, Total	134,213	57,810
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,871	2,317
Financial assets, Total	$ 1,871	$ 2,317